Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Reconciliation of U.S. Statutory Rate to Company's Effective Tax Rate

A reconciliation of U.S. statutory rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2014	2013	2012
Tax due at statutory rate	34.0%	34.0%	34.0%
State taxes, net of federal	4.5	5.2	5.2
Permanent items	(1.0)	(0.1)	(0.1)
Federal and state credits	8.5	1.5	0.8
Change in valuation allowance	(46.0)	(40.5)	(39.9)
Other	—	(0.1)	—

	0.0%	0.0%	0.0%

Summary of Significant Components of Company's Net Deferred Tax Asset

Significant components of the Company’s net deferred tax asset at December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Net operating losses	21,907	9,401
Capitalized start-up costs	2,514	2,694
Accounting method change	(2,020)	—
Tax credit carryforwards	4,433	369
Accrued expenses	494	15
Depreciation and amortization	332	239
Stock options	623	—
Others	20	21

Total net deferred tax asset before valuation allowance	28,303	12,739
Valuation allowance	(28,303)	(12,739)

Net deferred tax asset	—	—

Summary of Rollforward of Company's Unrecognized Tax Benefits

The following is a rollforward of the Company’s unrecognized tax benefits:

	Year Ended December 31,
	2014	2013	2012
Unrecognized tax benefits—as of the beginning of the year	$2,880	$1,477	$504
Gross increases—current period tax positions	—	1,403	—
Gross decreases—tax positions of prior periods	(2,880)	—	973

Unrecognized tax benefits—as of the end of the year	$—	$2,880	$1,477